OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER RECEIVABLES

	2022	2023
	S$	S$
Deposit paid for purchase of property	-	43,080
Prepayments	45,163	159,006
Prepaid initial public offering expenses	219,664	-
Prepaid consumables	576,173	678,728
Sundry deposits	15,562	16,002
Sundry receivables	57,582	204,748
Total	914,144	1,101,564